Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	2021	2020
Notes payable(1)	29	0.07%	735	392
Loans secured by trade receivables	29	1.10%	900	1,050
Long-term debt due within one year(2)	25	4.01%	990	975
Total debt due within one year			2,625	2,417
(1)Includes commercial paper of $561 million in U.S. dollars ($711 million in Canadian dollars) and $274 million in U.S. dollars ($349 million in Canadian dollars) as at December 31, 2021 and December 31, 2020, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Included in long-term debt due within one year is the current portion of lease liabilities of $864 million and $754 million as at December 31, 2021 and December 31, 2020, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	MATURITY	2021	2020
Debt securities
1997 trust indenture		3.67%	2023-2051	16,750	16,400
1976 trust indenture		9.38%	2027-2054	975	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		3.26%	2024-2052	5,188	2,228
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.13%	2022-2065	4,309	4,356
Other				438	386
Total debt				28,160	24,970
Net unamortized discount				(26)	(19)
Unamortized debt issuance costs				(96)	(70)
Less:
Amount due within one year	24			(990)	(975)
Total long-term debt				27,048	23,906
(1)At December 31, 2021 and 2020, notes issued under the 2016 U.S. trust indenture totaled $4,100 million and $1,750 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Details of securitized trade receivables
The following table provides further details on our securitized trade receivables programs during 2021 and 2020.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Average interest rate throughout the year	1.07%	1.58%
Securitized trade receivables	1,701	2,007

Summary of total bank credit facilities
The table below is a summary of our total bank credit facilities at December 31, 2021.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	711	2,789
Other	106	—	106	—	—
Total committed credit facilities	3,606	—	106	711	2,789
Total non-committed credit facilities	1,939	—	1,060	—	879
Total committed and non-committed credit facilities	5,545	—	1,166	711	3,668
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in May 2026 and its $1 billion committed expansion credit facility expires in May 2024.
(2)As of December 31, 2021, Bell Canada’s outstanding commercial paper included $561 million in U.S. dollars ($711 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.

Restrictions